Net loss per preferred and common unit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2021	2020
Net loss attributable to common unit holders (in thousands)	$(73,151)	$(58,583)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,048,809	32,426,264
Net loss per common unit, basic and diluted	$(2.21)	$(1.81)

Rubicon Technologies L L C [Member] | Rubicon [Member]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended
	March 31,
	2022	2021
Net loss attributable to unitholders (in thousands)	$(24,819)	$(13,861)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,426,264
Net loss per common and preferred unit, basic and diluted	$(0.74)	$(0.43)